Regulatory Matters	12 Months Ended
Dec. 31, 2011
Regulatory Matters [Abstract]
Regulatory Matters
17.  Regulatory Matters

The tariffs we charge for transportation on our interstate common carrier pipelines are subject to rate regulation by the FERC, under the Interstate Commerce Act.  The Interstate Commerce Act requires, among other things, that interstate petroleum products pipeline rates be just and reasonable and nondiscriminatory.  Pursuant to FERC Order No. 561, effective January 1, 1995, interstate petroleum products pipelines are able to change their rates within prescribed ceiling levels that are tied to an inflation index.  FERC Order No. 561-A, affirming and clarifying Order No. 561, expanded the circumstances under which interstate petroleum products pipelines may employ cost-of-service ratemaking in lieu of the indexing methodology, effective January 1, 1995.  For each of the years ended December 31, 2011, 2010 and 2009, the application of the indexing methodology did not significantly affect tariff rates on our interstate petroleum products pipelines.

Below is a brief description of our ongoing regulatory matters, including any material developments that occurred during 2011.

Kinder Morgan Interstate Gas Transmission Pipeline - Franklin to Hastings Expansion Project

KMIGT has filed a prior notice request to expand and replace certain mainline pipeline facilities to create up to 10,000 dekatherms per day of firm transportation capacity to serve an ethanol plant located near Aurora, Nebraska.  The estimated cost of the facilities is $18.4 million.  The project was constructed and went into service on April 14, 2011.

FERC Natural Gas Fuel Tracker Proceedings

Trailblazer Pipeline Company LLC- Docket Nos. RP11-1939 and RP11-2168

On April 28, 2011, the FERC issued an Order Rejecting Tariff Record and Denying Waiver in Trailblazer Pipeline Company LLC's annual fuel tracker filing at Docket No. RP11-1939-000.  The order required Trailblazer to make a compliance filing for its annual Expansion Fuel Adjustment Percentage (EFAP) pursuant to its tariff.  In its previous two

110

annual tracker filings, Trailblazer received authorization by the FERC to defer collection of its fuel deferred account until a future period by granting a waiver of various fuel tracker provisions.  In the Docket No. RP11-1939 filing, Trailblazer again asked for tariff waivers that would defer the collection of its fuel deferred account to a future period, which the FERC denied.  Trailblazer has filed for rehearing of the FERC's April 28, 2011 order, which is pending before the FERC.

On May 2, 2011, Trailblazer filed to re-determine its EFAP in compliance with the April 28, 2011 order, implementing a revised EFAP rate of 8.14%, which included the proposed recovery of the deferred account.  On May 18, 2011, the FERC issued an order rejecting the May 2, 2011 filing, on the basis that the filing to implement a revised EFAP must be accomplished as a new proceeding, not as a compliance filing.  Trailblazer has filed for rehearing of the May 18, 2011 order, which is also pending before the FERC.

On June 3, 2011, Trailblazer filed in a new proceeding, Docket No. RP11-2168-000, revised tariff records to redetermine its EFAP, with a proposed effective date of July 1, 2011.  Trailblazer included three EFAP rate options.  In addition, under two of the options, Trailblazer proposed to continue to defer collection of the deferred account until a future date.  In an order dated July 1, 2011, referred to in this Note as the July 1 Order, the FERC rejected the two options to defer recovery of the deferred account and accepted the option that included recovery of the entire deferred account.  Specifically, the FERC approved an EFAP rate of 8.69%, subject to refund, effective July 1, 2011 and established hearing proceedings to determine the appropriate throughput, revenue and cost data to use for determining the EFAP and the composition, accounting and proposed recovery methodology for amounts in the deferred account.  In the July 1 Order, the FERC determined that Trailblazer could not charge negotiated rate shippers a fuel rate above the caps established in their negotiated rate agreements with Trailblazer and that operation of the cap was not an issue for hearing.  As a result of this determination, Trailblazer recognized a $13.1 million operating expense in the second quarter of 2011 for the amount of the deferred costs that is potentially attributable to the negotiated rate shippers.  Trailblazer sought rehearing of the July 1 Order, and a prehearing conference held on July 14, 2011 established a procedural schedule that results in a hearing in April 2012.

Trailblazer and the active parties protesting this proceeding have been engaged in extensive settlement discussions that have resulted in settlement agreements and amendments to their negotiated rate agreements, which have been filed with the FERC.  In order to facilitate such discussions, Trailblazer filed motions to suspend the procedural schedule to allow the parties time to finalize their settlements, which were granted by the Chief Judge.  The FERC has issued orders accepting Trailblazer's negotiated rate filings with the protesting parties.  On December 15, 2011, Trailblazer filed a motion to terminate the hearing procedure to resolve the issues raised in the proceeding and avoid the need for a hearing.  As part of its motion, Trailblazer proposed certain concessions, including foregoing recovery of the deferred account balance accumulated through May 6, 2012, reducing the EFAP rate effective January 1, 2011 to reflect removal of amounts in such account, and withdrawing the pending requests for rehearing in Docket Nos. RP11-1939-000 and RP11-2168-000.  On December 21, 2011, the administrative law judge issued an Initial Decision, stating that there are no issues in the case for him to decide in light of Trailblazer's concessions and ordered that the FERC rule on the remainder of the motion to terminate the proceedings.  On December 29, 2011, given the non-opposition to the motion to terminate and the issuance of the Initial Decision, Trailblazer filed to reduce its EFAP from 8.69% to 4.78% effective January 1, 2012.  The motion to terminate is pending before the FERC.

Trailblazer Pipeline Company LLC - Docket No. RP11-2295-000

On July 25, 2011, Trailblazer filed, in Docket No. RP11-2295-000, to apply the EFAP rate to additional classes of shippers, including interruptible transportation, backhaul transportation, and overrun transportation to be effective September 1, 2011.  On August 31, 2011, the FERC issued an order rejecting Trailblazer's proposed tariff records on the basis that the tariff changes are contrary to Trailblazer's Docket No. RP10-492-000 Settlement and violate the prohibition against retroactive ratemaking by proposing to charge shippers for under-recoveries that occurred prior to the effective date of the tariff provision.  Trailblazer has filed for rehearing of the August 31, 2011 order, which is pending before the FERC.  Furthermore, Trailblazer does not expect the entire fuel tracker proceedings discussed above to have a material adverse impact on its business, financial position, results of operations or cash flows.

Rockies Express Pipeline LLC

On March 1, 2011, Rockies Express Pipeline LLC made its annual filing to revise its fuel lost and unaccounted for percentage, referred to as its FL&U rate, applicable to its shippers effective April 1, 2011.  In this filing, Rockies Express requested an increase in its FL&U rate due to a decline in the price of natural gas used to index its FL&U rate that had resulted in a fuel tracker receivable balance as of December 31, 2010.  Rockies Express proposed two options to allow it to recover these costs.

111

On March 30, 2011, the FERC notified Rockies Express that it had rejected the first option and that the second option, while accepted effective April 1, 2011, was under further FERC review.  This event caused Rockies Express to reconsider the recoverability of a portion of its fuel tracker receivable balance that would have been recovered from one shipper. Therefore, in the first quarter of 2011, Rockies Express reduced its fuel tracker receivable balance by $8.2 million and  recorded the same amount as additional operations and maintenance expense.

Products Pipelines and Natural Gas Pipelines Regulatory Proceedings

For information on our pipeline regulatory proceedings, see Note 16 "Litigation, Environmental and Other Contingencies-Federal Energy Regulatory Commission Proceedings" and "-California Public Utilities Commission Proceedings."